As filed with the Securities and Exchange Commission on September 27, 2024
1933 Act Registration No. 333-278528
1940 Act Registration No. 811-23952

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO. 3
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 3
LINCOLN FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)
Jayson R. Bronchetti, President
1301 South Harrison Street
Fort Wayne, Indiana 46802
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code: (260) 455-2000
Ronald A. Holinsky, Esquire
Lincoln Financial Group
150 N. Radnor-Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copies of all communications to:
Robert A. Robertson, Esquire
Dechert, LLP
US Bank Tower
633 West 5th Street, Suite 4900
Los Angeles, CA 90071-2013
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
The Registrant hereby amends this Registration Statement on such date as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Explanatory Note: The purpose of this Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A is to correct clerical errors in certain exhibits to Part C.

The following documents are incorporated herein by reference as Parts A and B to this filing.

Lincoln Funds Trust (File No. 811-23952)
Lincoln Inflation Plus Fund	• Prospectus dated September 23, 2024 (Accession No. 0001193125-24-223844); • Statement of Additional Information dated September 23, 2024 (Accession No. 0001193125-24-223844)

Lincoln U.S Equity Income Maximizer	• Prospectus dated September 23, 2024 (Accession No. 0001193125-24-223844); • Statement of Additional Information dated September 23, 2024 (Accession No. 0001193125-24-223844)

Part C - Other Information
Item 28. Exhibits
Defined Terms for Exhibits:
•
Lincoln Financial Investments Corporation (“LFI”)
•
Lincoln Funds Trust (“LFT Trust”)
•
Lincoln Financial Distributors, Inc. (“LFD”)
•
The Lincoln National Life Insurance Company (“Lincoln Life”)
•
Lincoln Life & Annuity Company of New York (“Lincoln New York”)
•
Post-Effective Amendment (“PEA”)
Each of the following exhibits are incorporated by reference herein to the previously filed documents indicated, except as otherwise noted:
(a)	Declaration of Trust.
	(1)	Agreement and Declaration of Trust, dated September 30, 2023, previously filed with Form N-1A on April 5, 2024.
	(2)	Certificate of Trust, dated July 3, 2023, previously filed with Form N-1A on April 5, 2024.
(b)	By-laws.
	(1)	By-laws of LVIP Trust, dated September 29, 2023, previously filed with Form N-1A on April 5, 2024.
(c)	N/A
(d)	Investment Advisory Contracts.
	(1)	Investment Management Agreement, dated June 12, 2024, previously filed with Form N-1A/A on July 8, 2024.
	(2)	Sub-Advisory Contract.
(a) Sub-Advisory Agreement dated June 12, 2024, between LFI and Schroder Investment Management North America Inc., previously filed with Form N-1A/A on July 8, 2024.
	(3)	Other Sub-Advisory Contracts.
(a) Sub-Advisory Agreement between LFI, Lincoln Inflation Plus Fund Cayman Ltd., and Schroder Investment Management North America Inc., is filed herewith.
(e)	Underwriting Contracts.
	(1)	Principal Underwriting Agreement, is filed herewith.
(f)	N/A
(g)	Custodian Agreements.
	(1)	Mutual Fund Custody and Services Agreement, is filed herewith.
(h)	Other Material Contracts.
	(1)	Fund Accounting and Financial Administration Agreement, is filed herewith.
	(2)	Expense Limitation Agreement dated July 2, 2024, between LFT and LFI, previously filed with Form N-1A/A on July 8, 2024.
	(3)	Transfer Agency Agreement, is filed herewith.
(i)	Legal Opinion.
	(1)	Opinion and Consent of Counsel, Dechert LLP, is filed herewith.
(j)	Other Opinions.
	(1)	Powers of Attorney (LFT Trust) dated June 6, 2024, is filed herewith.
	(2)	Consent of Independent Registered Public Accounting Firm, previously filed with Form N-1A/A on September 24, 2024.
(k)	N/A
(l)	N/A
(m)	Rule 12b-1 Plan.
	(1)	Distribution and Service Plan, pursuant to Rule 12b-1, previously filed with Form N-1A/A on July 8, 2024.
	(2)	Distribution Services Agreement dated July 2, 2024, between LFT and LFD, previously filed with Form N-1A/A on July 8, 2024.
(n)	Rule 18f-3 Plan.
1

	(1)	Rule 18f-3 Multiple Class Plan, is filed herewith.
(o)	N/A
(p)	Codes of Ethics.
	(1)	Code of Ethics for LFT Trust and LFI, previously filed with Form N-1A/A on July 8, 2024.
	(2)	Code of Ethics for LFD, previously filed with Form N-1A/A on July 8, 2024.
	(3)	Code of Ethics for Schroder Investment Management North America, Inc., previously filed with Form N-1A/A on July 8, 2024.
(q)	Organizational Chart of Lincoln National Life Insurance Company, previously filed with Form N-1A/A on July 8, 2024.
(r)	Organizational Chart of Schroder Investment Management North America, Inc., previously filed with Form N-1A/A on July 8, 2024.
iXBRL Exhibits
EX-101.INS	XBRL Instance Document — the instance document does not appear on the Interactive Data File because its XBRL tags are embedded within the Inline XBRL document.
EX-101.SCH	XBRL Taxonomy Extension Schema Document.
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document.
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document.
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document.
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document.
Item 29. Persons Controlled by or Under Common Control with Registrant
[A diagram of all persons under common control with the Registrant is attached as [Exhibit (q)]. See also “Purchase and Sale of Fund Shares” in the Prospectus disclosure forming Part A of this Registration Statement and “Control Persons and Principal Holders of Securities” in the Statement of Additional Information disclosure forming Part B of this Registration Statement. As of the date of this Registration Statement, the shareholders of the Funds are The Lincoln National Life Insurance Company and Schroder Investment Management North America, Inc. (“SIMNA”), as seed money investors. A diagram of all persons under common control with the SIMNA is attached as [Exhibit (r)].
No persons are controlled by the Registrant.]
Item 30. Indemnification
As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940 (the “1940 Act”) and pursuant to Article VII, Section 2 of the Trust's Agreement and Declaration of Trust (Exhibit 28(a) to the Registration Statement) and Article VI of the Trust's By-Laws (Exhibit 28(b) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Subject to the standards set forth in the governing instrument of the Trust, Section 3817 of Title 12, Part V, Chapter 38, of the Delaware Code permits indemnification of trustees or other persons from and against all claims and demands. The Independent Trustees have entered into an Indemnification Agreement with the Trust which obligates the Trust to indemnify the Independent Trustees in certain situations and which provides the procedures and presumptions with respect to such indemnification obligations.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933” Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
The Registrant has purchased an insurance policy insuring its officers, trustees and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.
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Section 9 of the Investment Management Agreements (Exhibits 28(d)(1) and (2) to the Registration Statement) limits the liability of Lincoln Financial Investments Corporation (“LFI”) to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its respective duties or from reckless disregard by LFI of its respective obligations and duties under the Agreements. Certain other agreements to which the Trust is a party also contain indemnification provisions.
The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with SEC Release No. 11330 so long as the interpretations of Sections 17(h) and 17(i) of the 1940 Act remain in effect and are consistently applied.
Item 31. Business and Other Connections of Investment Adviser
Information pertaining to any business and other connections of Registrant’s adviser, LFI, is hereby incorporated by reference from the sections captioned “Investment Adviser” or “Investment Adviser and Subadviser” in the Prospectus and Statement of Additional Information (“SAI”) disclosures forming Parts A and B, respectively, of this Registration Statement, and Item 7 of Part II of LFI’s Form ADV filed separately with the SEC.
Information regarding any business and other connections of the Registrant's sub-advisers (collectively, the “Sub-Advisers”) is incorporated by reference from the sections captioned “Investment Adviser and Subadvisers” of the Prospectus and SAI disclosures forming Parts A and B, respectively, of this Registration Statement and Item 7 of Part II of the Subadvisers’ Forms ADV filed separately with the SEC. The Sub-Advisers include:
•
Schroder Investment Management North America Inc.;
Information concerning the other businesses, professions, vocations, and employment of a substantial nature during the past two years of the directors and officers of LFI and the Sub-Advisers is incorporated by reference to Schedule A and Schedule D of LFI’s Form ADV and the respective Forms ADV for the Sub-Advisers.
Item 32. Principal Underwriters
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as principal underwriter for the Trust. LFD also serves as the principal underwriter for: Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln Life Flexible Premium Variable Life Account F; Lincoln Life Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; Lincoln Life Flexible Premium Variable Life Account Z; Lincoln Life Variable Annuity Account JL-A; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; and Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C.
LFD also serves as principal underwriter for: Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life & Annuity Flexible Premium Variable Life Account Y; and Lincoln Life & Annuity Flexible Premium Variable Life Account Z.
(b) Directors and Principal Officers of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter	Positions and Offices with Trust
John C. Kennedy	Chief Executive Officer and President	N/A
Paul T. Chryssikos	Senior Vice President	N/A
Adam M. Cohen	Senior Vice President and Treasurer	N/A
Ellen J. Duffy	Senior Vice President	N/A
Daniel T. Faller	Senior Vice President	N/A
Daniel P. Herr	Senior Vice President	N/A
Ronald A. Holinsky	Senior Vice President	N/A
Kathleen B. Kavanaugh	Senior Vice President	N/A
Patrick J. Lefemine	Senior Vice President	N/A
Aadil T. Lokhandwala	Senior Vice President	N/A
Jared M. Nepa	Senior Vice President	N/A
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Name	Positions and Offices with Underwriter	Positions and Offices with Trust
Thomas O’Neill	Senior Vice President, Chief Operating Officer, and Head of Financial Institutions Group	N/A
Christopher M. Reed	Senior Vice President and Assistant Treasurer	N/A
Timothy J. Seifert Sr.	Senior Vice President	N/A
Richard D. Spenner	Senior Vice President	N/A
Daniel P. Wellock	Senior Vice President	N/A
Claire H. Hanna	Secretary	N/A
LFD’s Principal Business address is 150 N. Radnor-Chester Road, Radnor PA 19087.
(c)
N/A
Item 33. Location of Accounts and Records
All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Adviser, LFI, 150 N. Radnor-Chester Road, Radnor, PA 19087 and 1301 South Harrison Street, Fort Wayne, Indiana 46802, as well as the Subadvisers at:
•
Schroder Investment Management North America Inc., 7 Bryant Park, New York, NY 10018.
Also, the Trust’s administrator, The Lincoln National Life Insurance Company, 1301 South Harrison Street, Fort Wayne, Indiana 46802; the Trust’s custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111; and the Trust’s accounting services provider, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.
Item 34. Management Services
Not applicable.
Item 35. Undertakings
Not applicable.
4

SIGNATURE PAGE
Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Fort Wayne, and State of Indiana, on this 27th day of September, 2024.
LINCOLN FUNDS TRUST
By: /s/Benjamin A. Richer Benjamin A. Richer Senior Vice President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities and on the date indicated above.
Signature		Title
By:	/s/Jayson R. Bronchetti* Jayson R. Bronchetti	President and Trustee (Principal Executive Officer)
By:	/s/James Hoffmayer James Hoffmayer	Chief Accounting Officer and Treasurer (Principal Accounting Officer and Principal Financial Officer)
/s/Thomas A. Leonard* Thomas A. Leonard		Lead Independent Trustee
/s/Joseph P. LaRocque* Joseph P. LaRocque		Trustee
By:	/s/Benjamin A. Richer Benjamin A. Richer	Attorney-in-Fact
*Pursuant to a Power of Attorney dated June 6, 2024, is filed herewith.